The main differences between these condensed consolidated interim financial information and those filed with the CVM, resulting from this event, are disclosed below. (Details) - BRL (R$)
R$ in Thousands
	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
IfrsStatementLineItems [Line Items]
Other operating income (expenses), net	R$ (21,599)	R$ (13,193)	R$ 103,581	R$ 91,243
Income taxes	16,505	88,949	38,818	234,654
Net income from continuing operations	R$ (270,983)	R$ 218,709	(447,081)	R$ 622,534
Asfiledwiththe C V M [Member]
IfrsStatementLineItems [Line Items]
Other operating income (expenses), net			(113,193)
Income taxes			(165,146)
Net income from continuing operations			487,606
Adjustment For Class Action Settlement [Member]
IfrsStatementLineItems [Line Items]
Other operating income (expenses), net			204,436
Income taxes			(69,508)
Net income from continuing operations			134,928
As Filed With The S E C [Member]
IfrsStatementLineItems [Line Items]
Other operating income (expenses), net			91,243
Income taxes			(234,654)
Net income from continuing operations			R$ 622,534